Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Net income (loss)	$ 714	$ 193	$ 2,509
Adjustments to reconcile to net cash provided (used) by operating activities:
Depreciation and amortization	1,714	1,725	1,736
Provision (benefit) for deferred income taxes	376	220	(2,012)
Equity (earnings) losses	(375)	(396)	(434)
Distributions from unconsolidated affiliates	657	693	784
Gain on disposition of equity-method investments (Note 6)	(122)	0	(269)
Impairment of equity-method investments (Note 18)	186	32	0
(Gain) on sale of certain assets and businesses (Note 3)	2	(692)	(1,095)
Impairment of certain assets (Note 18)	464	1,915	1,249
(Gain) loss on deconsolidation of businesses (Note 6)	29	(203)	0
Amortization of stock-based awards	57	55	78
Regulatory charges resulting from Tax Reform (Note 1)	0	(15)	776
Cash provided (used) by changes in current assets and liabilities:
Accounts and notes receivable	34	(36)	(88)
Inventories	5	(16)	8
Other current assets and deferred charges	21	17	(21)
Accounts payable	(46)	(93)	118
Accrued liabilities	153	23	(92)
Other, including changes in noncurrent assets and liabilities	(176)	(129)	(158)
Net cash provided (used) by operating activities	3,693	3,293	3,089
FINANCING ACTIVITIES:
Proceeds from (payments of) commercial paper – net	(4)	(2)	(93)
Proceeds from long-term debt	767	3,926	3,333
Payments of long-term debt	(909)	(3,204)	(5,925)
Proceeds from issuance of common stock	10	15	2,131
Proceeds from sale of partial interest in consolidated subsidiary (Note 3)	1,334	0	0
Common dividends paid	(1,842)	(1,386)	(992)
Dividends and distributions paid to noncontrolling interests	(124)	(591)	(822)
Contributions from noncontrolling interests	36	15	17
Payments for debt issuance costs	0	(26)	(17)
Other – net	(13)	(46)	(92)
Net cash provided (used) by financing activities	(745)	(1,299)	(2,460)
INVESTING ACTIVITIES:
Capital expenditures	(2,109)	(3,256)	(2,399)
Dispositions – net	(40)	(7)	(41)
Contributions in aid of construction	52	411	426
Proceeds from sale of businesses, net of cash divested	(2)	1,296	2,067
Purchases of businesses, net of cash acquired (Note 3)	(728)	0	0
Proceeds from dispositions of equity-method investments (Note 6)	485	0	200
Purchases of and contributions to equity-method investments (Note 6)	(453)	(1,132)	(132)
Other – net	(32)	(37)	(21)
Net cash provided (used) by investing activities	(2,827)	(2,725)	100
Increase (decrease) in cash and cash equivalents	121	(731)	729
Cash and cash equivalents at beginning of year	168	899	170
Cash and cash equivalents at end of year	289	168	899
(1) Increases to property, plant, and equipment	(2,023)	(3,021)	(2,662)
Changes in related accounts payable and accrued liabilities	(86)	(235)	263
Capital expenditures	$ (2,109)	$ (3,256)	$ (2,399)